Related party transactions - Summary of Other Transactions, Arrangements or Agreements Involving Joint Ventures and Associates (Detail) - Joint ventures and associates [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of transactions between related parties [line items]
Commitments and other contingencies	$ 1,089	$ 829
Other fees received for services rendered	55	50
Other fees paid for services received	$ 108	$ 107